GOING CONCERN (Details Narrative) - USD ($)	3 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Jun. 30, 2023
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Accumulated deficit	$ 25,920,266		$ 25,547,794
Net loss	372,472	$ 7,376,679
Cash in operating activities	$ 26,662	$ 105,419